Companion Life

Separate Account C

Financial Statements as of December 31, 2025, and

for each of the Periods Presented in the Years

Ended December 31, 2025 and 2024, and Report of

Independent Registered Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of

Companion Life Insurance Company

Hauppauge, New York

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of net assets of each of the subaccounts of Companion Life Separate Account C (the “Account”) listed in Note 2 as of December 31, 2025; the related statements of operations and changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended for each of the subaccounts, except for the subaccounts indicated in the table below, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the subaccounts listed in Note 2 constituting the Account as of December 31, 2025, and the results of their operations and the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (or for the periods listed in the table below), in conformity with accounting principles generally accepted in the United States of America.

Individual Subaccounts Comprising the Companion Life Separate Account C	Financial Highlights
Fidelity – VIP Growth	For the period January 1, 2025 to September 29, 2025, and years ended December 31, 2024, 2023, 2022 and 2021

Pioneer – Real Estate Shares VCT	For the period January 1, 2023 to April 28, 2023, and years ended December 31, 2022 and 2021

DWS – Bond	For the period January 1, 2021 to October 28, 2021

DWS – Global Opportunities	For the period January 1, 2024 to June 17, 2024, and years ended December 31, 2023, 2022 and 2021

DWS – Core Equity VIP	For the period January 1, 2024 to June 17, 2024, and years ended December 31, 2023, 2022 and 2021

DWS – Money Market	For the period October 28, 2021 to December 31, 2021, and years ended December 31, 2025, 2024, 2023 and 2022

Morgan Stanley – VIF Core Plus Fixed Income	For the period January 1, 2023 to July 28, 2023, and years ended December 31, 2022 and 2021

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2025, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

Omaha, Nebraska

April 1, 2026

We have served as the auditor of the Account since 1996.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENT OF NET ASSETS

DECEMBER 31, 2025

		Fair Value
NET ASSETS	Cost	Contracts in Accumulation (Deferred) Period	Contracts in Payout (Annuitization) Period	Net Assets	Shares
Investments:
Alger:
American Growth	123,900	180,057	19,573	199,630	1,935
American Small Capitalization	86,227	62,109	5,494	67,603	3,627
Federated:
Government Money Fund II	136,481	123,877	12,604	136,481	136,481
Fund for U.S. Government Securities II	77,076	68,057	—	68,057	7,310
Fidelity:
VIP Asset Manager: Growth	88,938	132,050	—	132,050	5,104
VIP Contrafund	141,473	213,554	—	213,554	3,566
VIP Equity Income	130,180	164,705	—	164,705	5,597
VIP Index 500	34,156	106,516	—	106,516	161
MFS:
Core Equity Portfolio	76,598	95,755	—	95,755	3,008
Emerging Growth Series	120,467	161,837	—	161,837	2,385
High Yield Series	21,985	19,739	—	19,739	3,878
Research Series	64,583	73,954	—	73,954	2,426
Income Series II	46,577	42,199	—	42,199	4,941
Pioneer:
Equity Income VCT	13,284	9,951	—	9,951	804
Fund VCT	2,601	377	2,784	3,161	159
Mid Cap Value VCT	92,560	82,617	—	82,617	7,253
DWS
International	30,521	39,547	—	39,547	3,795
Money Market	7,272	7,272	—	7,272	7,272
Small Cap Index VIP	6,685	7,468	—	7,468	497
T. Rowe Price:
Equity Income	410,247	478,544	—	478,544	16,553
International Stock	135,008	146,661	—	146,661	9,224
Limited-Term Bond	32,425	28,916	2,573	31,489	6,629
New America Growth	155,844	199,362	—	199,362	5,027
Moderate Allocation	162,578	189,075	—	189,075	8,430
Morgan Stanley:
VIF Emerging Markets Equity	21,573	28,428	—	28,428	1,618

See notes to these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	Alger				Federated
	American Growth		American Small Capitalization		Government Money Fund II
	2025	2024	2025	2024	2025	2024
Income:
Dividends	$—	$—	$—	$248	$4,911	$5,629
Expenses:
Mortality & expense risk	(1,774)	(1,438)	(632)	(654)	(1,346)	(1,252)
Administrative charges	(353)	(286)	(126)	(130)	(268)	(249)

Net investment income (expense)	(2,127)	(1,724)	(758)	(536)	3,297	4,128

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	3,771	2,856	(1,293)	(1,285)	—	—
Net realized gain distributions	21,485	—	783	—	—	—

Net realized gains (losses)	25,256	2,856	(510)	(1,285)	—	—

Change in unrealized appreciation (depreciation) during the year	22,386	47,530	4,569	6,145	—	—

Increase (decrease) in net assets from operations	45,515	48,662	3,301	4,324	3,297	4,128

Contract Transactions:
Payments received from contract owners	—	—	—	—	240	240
Transfers between subaccounts (including fixed account), net	(2,762)	(3,277)	1,089	(542)	3,576	27,341
Transfers for contract benefits and terminations	(3,172)	(7,521)	(1,670)	(1,418)	(4,636)	(10,894)
Contract maintenance charges	(65)	(60)	(11)	(12)	(96)	(91)
Adjustments to net assets allocated to contracts in payout year	—	—	—	—	—	—

Net increase (decrease) in net assets from contract transactions	(5,999)	(10,858)	(592)	(1,972)	(916)	16,596

Total increase (decrease) in net assets	39,516	37,804	2,709	2,352	2,381	20,724
Net assets at beginning of year	160,114	122,310	64,894	62,542	134,100	113,376

Net assets at end of year	$199,630	$160,114	$67,603	$64,894	$136,481	$134,100

Accumulation units:
Purchases	9	2	51	15	3,780	21,447
Withdrawals	(48)	(100)	(56)	(53)	(4,498)	(8,531)

Net increase (decrease) in units outstanding	(39)	(98)	(5)	(38)	(718)	12,916
Units outstanding at beginning of year	1,253	1,351	1,260	1,298	102,754	89,838

Units outstanding at end of year	1,214	1,253	1,255	1,260	102,036	102,754

See notes to these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	Federated (continued)		Fidelity
	Fund for U.S. Government		VIP Asset Manager:
	Securities II		Growth		VIP Contrafund
	2025	2024	2025	2024	2025	2024
Income:
Dividends	$2,519	$2,473	$2,287 $	2,141	$281	$429
Expenses:
Mortality & expense risk	(660)	(674)	(1,274)	(1,270)	(2,017)	(2,587)
Administrative charges	(131)	(134)	(254)	(253)	(402)	(515)

Net investment income (expense)	1,728	1,665	759	618	(2,138)	(2,673)

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	(403)	(2,238)	3,408	4,428	7,367	47,726
Net realized gain distributions	—	—	4,209	1,505	32,177	26,590

Net realized gains (losses)	(403)	(2,238)	7,617	5,933	39,544	74,316

Change in unrealized appreciation (depreciation) during the year	2,212	88	11,606	4,806	17	1,036

Increase (decrease) in net assets from operations	3,537	(485)	19,982	11,357	37,423	72,679

Contract Transactions:
Payments received from contract owners	—	—	—	—	—	—
Transfers between subaccounts (including fixed account), net	1,689	3,322	(612)	610	(272)	(445)
Transfers for contract benefits and terminations	(935)	(10,598)	(8,962)	(16,313)	(15,282)	(104,556)
Contract maintenance charges	(31)	(33)	(15)	(24)	(25)	(44)
Adjustments to net assets allocated to contracts in payout year	—	—	—	—	—	—

Net increase (decrease) in net assets from contract transactions	723	(7,309)	(9,589)	(15,727)	(15,579)	(105,045)

Total increase (decrease) in net assets	4,260	(7,794)	10,393	(4,370)	21,844	(32,366)
Net assets at beginning of year	63,797	71,591	121,657	126,027	191,710	224,076

Net assets at end of year	$68,057	$63,797	$132,050	$121,657	$213,554	$191,710

Accumulation units:
Purchases	132	211	2	14	—	—
Withdrawals	(95)	(600)	(166)	(323)	(74)	(561)

Net increase (decrease) in units outstanding	37	(389)	(164)	(309)	(74)	(561)
Units outstanding at beginning of year	3,385	3,774	2,310	2,619	1,029	1,590

Units outstanding at end of year	3,422	3,385	2,146	2,310	955	1,029

See notes to these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	Fidelity (continued)

	VIP Equity Income		VIP Growth		VIP Index 500
	2025	2024	2025	2024	2025	2024
Income:
Dividends	$2,798	$2,974	$—	$—	$1,145	$1,176
Expenses:
Mortality & expense risk	(1,557)	(1,864)	(17)	(21)	(1,003)	(951)
Administrative charges	(310)	(371)	(2)	(3)	(200)	(189)

Net investment income (expense)	931	739	(19)	(24)	(58)	36

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	2,534	10,275	663	10	4,426	8,021
Net realized gain distributions	8,649	9,811	20	367	514	55

Net realized gains (losses)	11,183	20,086	683	377	4,940	8,076

Change in unrealized appreciation (depreciation) during the year	13,158	4,558	(449)	30	10,561	11,515

Increase (decrease) in net assets from operations	25,272	25,383	215	383	15,443	19,627

Contract Transactions:
Payments received from contract owners	—	—	—	—	180	180
Transfers between subaccounts (including fixed account), net	(146)	(443)	4	11	(3,846)	(5,845)
Transfers for contract benefits and terminations	(11,297)	(49,683)	(1,954)	—	(1,415)	(5,846)
Contract maintenance charges	(59)	(55)	(32)	(19)	(57)	(63)
Adjustments to net assets allocated to contracts in payout year	—	—	—	—	—	—

Net increase (decrease) in net assets from contract transactions	(11,502)	(50,181)	(1,982)	(8)	(5,138)	(11,574)

Total increase (decrease) in net assets	13,770	(24,798)	(1,767)	375	10,305	8,053
Net assets at beginning of year	150,935	175,733	1,767	1,392	96,211	88,158

Net assets at end of year	$164,705	$150,935	$—	$1,767	$106,516	$96,211

Accumulation units:
Purchases	1	1	—	—	4	4
Withdrawals	(140)	(631)	(10)	—	(60)	(152)

Net increase (decrease) in units outstanding	(139)	(630)	(10)	—	(56)	(148)
Units outstanding at beginning of year	1,928	2,558	10	10	1,138	1,286

Units outstanding at end of year	1,789	1,928	—	10	1,082	1,138

See notes to these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MFS

	Core Equity Portfolio		Emerging Growth Series		High Yield Series
	2025	2024	2025	2024	2025	2024
Income:
Dividends	$419	$500	$—	$—	$1,448	$1,288
Expenses:
Mortality & expense risk	(908)	(871)	(1,548)	(1,408)	(209)	(224)
Administrative charges	(181)	(174)	(308)	(280)	(42)	(45)

Net investment income (expense)	(670)	(545)	(1,856)	(1,688)	1,197	1,019

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	636	2,194	2,390	2,176	(432)	(469)
Net realized gain distributions	9,337	3,637	27,889	10,710	—	—

Net realized gains (losses)	9,973	5,831	30,279	12,886	(432)	(469)

Change in unrealized appreciation (depreciation) during the year	445	9,379	(12,165)	23,883	728	632

Increase (decrease) in net assets from operations	9,748	14,665	16,258	35,081	1,493	1,182

Contract Transactions:
Payments received from contract owners	180	180	—	—	—	—
Transfers between subaccounts (including fixed account), net	(464)	(4,153)	145	(2,345)	71	26
Transfers for contract benefits and terminations	(777)	(5,698)	(4,146)	(1,916)	(3,066)	(3,248)
Contract maintenance charges	(43)	(48)	(25)	(25)	(4)	(4)
Adjustments to net assets allocated to contracts in payout year	—	—	—	—	—	—

Net increase (decrease) in net assets from contract transactions	(1,104)	(9,719)	(4,026)	(4,286)	(2,999)	(3,226)

Total increase (decrease) in net assets	8,644	4,946	12,232	30,795	(1,506)	(2,044)
Net assets at beginning of year	87,111	82,165	149,605	118,810	21,245	23,289

Net assets at end of year	$95,755	$87,111	$161,837	$149,605	$19,739	$21,245

Accumulation units:
Purchases	12	6	9	2	2	1
Withdrawals	(24)	(129)	(34)	(34)	(86)	(100)

Net increase (decrease) in units outstanding	(12)	(123)	(25)	(32)	(84)	(99)
Units outstanding at beginning of year	1,036	1,159	1,022	1,054	626	725

Units outstanding at end of year	1,024	1,036	997	1,022	542	626

See notes to these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MFS (continued)				Pioneer

	Research Series		Income Series II		Equity Income VCT
	2025	2024	2025	2024	2025	2024
Income:
Dividends	$710	$418	$1,745	$1,559	$188	$171
Expenses:
Mortality & expense risk	(726)	(732)	(413)	(418)	(94)	(89)
Administrative charges	(145)	(146)	(82)	(83)	(19)	(18)

Net investment income (expense)	(161)	(460)	1,250	1,058	75	64

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	1,265	3,349	(281)	(852)	(41)	(31)
Net realized gain distributions	17,397	4,024	—	—	1,352	1,591

Net realized gains (losses)	18,662	7,373	(281)	(852)	1,311	1,560

Change in unrealized appreciation (depreciation) during the year	(10,394)	4,744	1,437	586	(498)	(827)

Increase (decrease) in net assets from operations	8,107	11,657	2,406	792	888	797

Contract Transactions:
Payments received from contract owners	—	—	—	—	—	—
Transfers between subaccounts (including fixed account), net	245	(905)	1,226	1,503	—	—
Transfers for contract benefits and terminations	(6,195)	(10,077)	(1,567)	(5,367)	—	—
Contract maintenance charges	(21)	(22)	(24)	(30)	(6)	(6)
Adjustments to net assets allocated to contracts in payout year	—	—	—	—	—	—

Net increase (decrease) in net assets from contract transactions	(5,971)	(11,004)	(365)	(3,894)	(6)	(6)

Total increase (decrease) in net assets	2,136	653	2,041	(3,102)	882	791
Net assets at beginning of year	71,818	71,165	40,158	43,260	9,069	8,278

Net assets at end of year	$73,954	$71,818	$42,199	$40,158	$9,951	$9,069

Accumulation units:
Purchases	5	1	67	76	—	—
Withdrawals	(63)	(125)	(82)	(243)	—	—

Net increase (decrease) in units outstanding	(58)	(124)	(15)	(167)	—	—
Units outstanding at beginning of year	754	878	1,691	1,858	214	214

Units outstanding at end of year	696	754	1,676	1,691	214	214

See notes to these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	Pioneer (continued)				DWS

	Fund VCT		Mid Cap Value VCT		Global Opportunities
	2025	2024	2025	2024	2025	2024
Income:
Dividends	$6	$12	$1,612	$1,436	$—	$34
Expenses:
Mortality & expense risk	(29)	(29)	(771)	(750)	—	(14)
Administrative charges	(6)	(6)	(153)	(149)	—	(3)

Net investment income (expense)	(29)	(23)	688	537	—	17

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	38	30	(474)	(1,594)	—	(562)
Net realized gain distributions	388	136	6,257	4,409	—	134

Net realized gains (losses)	426	166	5,783	2,815	—	(428)

Change in unrealized appreciation (depreciation) during the year	182	380	1,082	3,447	—	385

Increase (decrease) in net assets from operations	579	523	7,553	6,799	—	(26)

Contract Transactions:
Payments received from contract owners	—	—	180	180	—	—
Transfers between subaccounts (including fixed account), net	—	—	2,974	(1,626)	—	(2,987)
Transfers for contract benefits and terminations	(260)	(239)	(1,294)	(5,462)	—	(46)
Contract maintenance charges	(12)	(12)	(43)	(49)	—	—
Adjustments to net assets allocated to contracts in payout year	—	—	—	—	—	—

Net increase (decrease) in net assets from contract transactions	(272)	(251)	1,817	(6,957)	—	(3,033)

Total increase (decrease) in net assets	307	272	9,370	(158)	—	(3,059)
Net assets at beginning of year	2,854	2,582	73,247	73,405	—	3,059

Net assets at end of year	$3,161	$2,854	$82,617	$73,247	$—	$—

Accumulation units:
Purchases	—	—	56	15	—	1
Withdrawals	(5)	(6)	(28)	(117)	—	(63)

Net increase (decrease) in units outstanding	(5)	(6)	28	(102)	—	(62)
Units outstanding at beginning of year	61	67	1,045	1,147	—	62

Units outstanding at end of year	56	61	1,073	1,045	—	—

See notes to these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	DWS (continued)
	Core Equity VIP			International		Money Market
	2025		2024	2025	2024	2025	2024
Income:
Dividends	$		$74	$981	$1,203	$280	$336
Expenses:
Mortality & expense risk		—	(64)	(361)	(347)	(90)	(88)
Administrative charges		—	(12)	(72)	(69)	(11)	(11)

Net investment income (expense)		—	(2)	548	787	179	237

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares		—	3,266	608	(682)	—	—
Net realized gain distributions		—	727	—	—	—	—

Net realized gains (losses)		—	3,993	608	(682)	—	—

Change in unrealized appreciation (depreciation) during the year		—	(2,232)	11,760	269	—	—

Increase (decrease) in net assets from operations		—	1,759	12,916	374	179	237

Contract Transactions:
Payments received from contract owners		—	—	—	—	—	—
Transfers between subaccounts (including fixed account), net		—	(14,282)	(2,770)	1,049	—	—
Transfers for contract benefits and terminations		—	(1,222)	(2,484)	(6,535)	—	—
Contract maintenance charges		—	(2)	(6)	(8)	(5)	(5)
Adjustments to net assets allocated to contracts in payout year		—	—	—	—	—	—

Net increase (decrease) in net assets from contract transactions		—	(15,506)	(5,260)	(5,494)	(5)	(5)

Total increase (decrease) in net assets		—	(13,747)	7,656	(5,120)	174	232
Net assets at beginning of year		—	13,747	31,891	37,011	7,098	6,866

Net assets at end of year		$—	$—	$39,547	$31,891	$7,272	$7,098

Accumulation units:
Purchases		—	—	2	45	—	—
Withdrawals		—	(282)	(208)	(315)	(4)	(4)

Net increase (decrease) in units outstanding		—	(282)	(206)	(270)	(4)	(4)
Units outstanding at beginning of year		—	282	1,543	1,813	5,392	5,396

Units outstanding at end of year		—	—	1,337	1,543	5,388	5,392

See notes to these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	DWS (continued)		T. Rowe Price
	Small Cap Index VIP		Equity Income		International Stock
	2025	2024	2025	2024	2025	2024
Income:
Dividends	$91	$74	$7,542	$8,179	$2,745	$1,259
Expenses:
Mortality & expense risk	(68)	(65)	(4,595)	(4,554)	(1,405)	(1,518)
Administrative charges	(14)	(13)	(914)	(905)	(280)	(302)

Net investment income (expense)	9	(4)	2,033	2,720	1,060	(561)

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	2	3	6,185	6,646	1,150	2,387
Net realized gain distributions	390	174	45,536	28,975	12,059	3,259

Net realized gains (losses)	392	177	51,721	35,621	13,209	5,646

Change in unrealized appreciation (depreciation) during the year	356	427	2,748	5,307	7,486	(1,631)

Increase (decrease) in net assets from operations	757	600	56,502	43,648	21,755	3,454

Contract Transactions:
Payments received from contract owners	—	—	180	180	180	180
Transfers between subaccounts (including fixed account), net	—	—	2,779	(2,571)	(1,721)	4,246
Transfers for contract benefits and terminations	—	—	(26,467)	(25,416)	(3,179)	(25,832)
Contract maintenance charges	—	—	(78)	(70)	(56)	(57)
Adjustments to net assets allocated to contracts in payout year	—	—	—	—	—	—

Net increase (decrease) in net assets from contract transactions	—	—	(23,586)	(27,877)	(4,776)	(21,463)

Total increase (decrease) in net assets	757	600	32,916	15,771	16,979	(18,009)
Net assets at beginning of year	6,711	6,111	445,628	429,857	129,682	147,691

Net assets at end of year	$7,468	$6,711	$478,544	$445,628	$146,661	$129,682

Accumulation units:
Purchases	—	—	39	6	82	152
Withdrawals	—	—	(293)	(337)	(234)	(888)

Net increase (decrease) in units outstanding	—	—	(254)	(331)	(152)	(736)
Units outstanding at beginning of year	163	163	5,137	5,468	4,550	5,286

Units outstanding at end of year	163	163	4,883	5,137	4,398	4,550

See notes to these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	T. Rowe Price (continued)
	Limited-Term Bond		New America Growth		Moderate Allocation
	2025	2024	2025	2024	2025	2024
Income:
Dividends	$1,314	$1,468	$—	$129	$4,135	$4,196
Expenses:
Mortality & expense risk	(308)	(355)	(1,997)	(1,890)	(1,835)	(1,882)
Administrative charges	(61)	(70)	(361)	(344)	(365)	(375)

Net investment income (expense)	945	1,043	(2,358)	(2,105)	1,935	1,939

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	(58)	(819)	3,778	5,558	2,266	2,731
Net realized gain distributions	—	—	21,858	19,951	8,070	4,931

Net realized gains (losses)	(58)	(819)	25,636	25,509	10,336	7,662

Change in unrealized appreciation (depreciation) during the year	447	989	3,517	13,884	10,452	6,058

Increase (decrease) in net assets from operations	1,334	1,213	26,795	37,288	22,723	15,659

Contract Transactions:
Payments received from contract owners	—	—	—	—	—	—
Transfers between subaccounts (including fixed account), net	749	1,545	(177)	(1,485)	366	625
Transfers for contract benefits and terminations	(737)	(14,140)	(10,003)	(16,174)	(13,680)	(24,714)
Contract maintenance charges	(7)	(50)	(41)	(40)	(50)	(50)
Adjustments to net assets allocated to contracts in payout year	—	—	—	—	—	—

Net increase (decrease) in net assets from contract transactions	5	(12,645)	(10,221)	(17,699)	(13,364)	(24,139)

Total increase (decrease) in net assets	1,339	(11,432)	16,574	19,589	9,359	(8,480)
Net assets at beginning of year	30,150	41,582	182,788	163,199	179,716	188,196

Net assets at end of year	$31,489	$30,150	$199,362	$182,788	$189,075	$179,716

Accumulation units:
Purchases	68	87	4	1	12	13
Withdrawals	(68)	(798)	(61)	(118)	(211)	(407)

Net increase (decrease) in units outstanding	—	(711)	(57)	(117)	(199)	(394)
Units outstanding at beginning of year	1,653	2,364	1,120	1,237	2,841	3,235

Units outstanding at end of year	1,653	1,653	1,063	1,120	2,642	2,841

See notes to these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	Morgan Stanley
	VIF Emerging Markets Equity
	2025	2024
Income:
Dividends	$104	$314
Expenses:
Mortality & expense risk	(260)	(236)
Administrative charges	(52)	(47)

Net investment income (expense)	(208)	31

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	449	54
Net realized gain distributions	869	—

Net realized gains (losses)	1,318	54

Change in unrealized appreciation (depreciation) during the year	6,042	1,342

Increase (decrease) in net assets from operations	7,152	1,427

Contract Transactions:
Payments received from contract owners	60	60
Transfers between subaccounts (including fixed account), net	(2,133)	484
Transfers for contract benefits and terminations	(263)	(225)
Contract maintenance charges	(17)	(17)
Adjustments to net assets allocated to contracts in payout year	—	—

Net increase (decrease) in net assets from contract transactions	(2,353)	302

Total increase (decrease) in net assets	4,799	1,729
Net assets at beginning of year	23,629	21,900

Net assets at end of year	$28,428	$23,629

Accumulation units:
Purchases	6	36
Withdrawals	(80)	(25)

Net increase (decrease) in units outstanding	(74)	11
Units outstanding at beginning of year	871	860

Units outstanding at end of year	797	871

See notes to these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

1.	NATURE OF OPERATIONS

Companion Life Separate Account C (the “Separate Account”) was established by Companion Life Insurance Company (“Companion”) on February 18, 1994, under the laws of the State of New York, and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account is a funding vehicle for individual variable annuity contracts. The assets of the Separate Account are owned by Companion, however, the net assets of the Separate Account are clearly identified and distinguished from Companion’s other assets and liabilities. The portion of the Separate Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Companion may conduct.

A contract owner of the Separate Account may allocate funds to the fixed income account, which is part of Companion’s general account, in addition to the subaccounts detailed below. Interests in the fixed income account have not been registered under the Securities Act of 1933 and Companion has not been registered as an investment company under the Investment Company Act of 1940, due to exemptive and exclusionary provisions under such acts.

2.	SUBACCOUNTS

The Separate Account is divided into subaccounts for which accumulation units are separately maintained. Each subaccount invests exclusively in shares of a corresponding mutual fund portfolio. The available subaccounts with activity during 2025 or 2024 are:

Alger

Alger American Fund

Alger American Large Cap Growth Portfolio Class O (“American Growth”)

Alger American Small Cap Growth Portfolio Class O (“American Small Capitalization”)

Federated

Federated Insurance Series

Federated Hermes Government Money Market Fund II Portfolio (“Government Money Fund II”)

Federated Hermes Fund for U.S. Government Securities II (“Fund for U.S. Government Securities II”)

Fidelity

Fidelity Variable Insurance Products Fund

Fidelity VIP Equity-Income Portfolio Initial Class (“VIP Equity Income”)

Fidelity VIP Growth Portfolio Initial Class (“VIP Growth”)

Fidelity Variable Insurance Products

Fidelity VIP Asset Manager: Growth Portfolio Initial Class (“VIP Asset Manager: Growth”)

Fidelity VIP Contrafund Portfolio Service Class (“VIP Contrafund”)

Fidelity VIP Index 500 Portfolio Initial Class (“VIP Index 500”)

MFS

MFS Variable Insurance Trust

MFS Core Equity Portfolio (“Core Equity Portfolio”)

MFS Growth Series Portfolio Initial Class (“Emerging Growth Series”)

MFS VIT II High Yield Initial Class (“High Yield Series”)

MFS Research Series Portfolio Initial Class (“Research Series”)

MFS VIT II Income Initial Class (“Income Series II”)

Pioneer

Pioneer Variable Contracts Trust

Pioneer Equity Income VCT Portfolio Class II (“Equity Income VCT”)

Pioneer Fund VCT Portfolio Class II (“Fund VCT”)

Pioneer Mid Cap Value VCT Portfolio Class I (“Mid Cap Value VCT”)

DWS

DWS Variable Series I

DWS Global Opportunities VIP Class B (“Global Opportunities”)

DWS Core Equity VIP Class B (“Core Equity VIP”)

DWS CROCI International VIP Class A (“International”)

DWS Government Money Market VIP (“Money Market”)

DWS Investments VIT Funds

DWS Small Cap Index VIP Class A (“Small Cap Index VIP”)

T. Rowe Price

T. Rowe Price Equity Series, Inc.

T. Rowe Price Equity Income Portfolio (“Equity Income”)

T. Rowe Price New America Growth Portfolio (“New America Growth”)

T. Rowe Price Moderate Allocation Portfolio (“Moderate Allocation”)

T. Rowe Price International Series, Inc.

T. Rowe Price International Stock Portfolio (“International Stock”)

T. Rowe Price Fixed Income Series, Inc.

T. Rowe Price Limited-Term Bond Portfolio (“Limited-Term Bond”)

Morgan Stanley

Morgan Stanley Variable Insurance Funds

Morgan Stanley VIF Emerging Markets Equity Portfolio Class I (“VIF Emerging Markets Equity”)

The availability of some subaccounts is dependent upon the product under which each contract was written.

Effective June 17, 2024, “DWS Core Equity VIP - Class B” (“Core Equity VIP”) was no longer available for investment. Assets were transferred to Federated Hermes Government Money Fund II (“Government Money Fund II”)

Effective June 17, 2024, “DWS Global Opportunities VIP - Class B” (“Global Opportunities”) was no longer available for investment. Assets were transferred to Government Money Fund II.

3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and disclosures of assets at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year. Actual results could differ from those estimates. The most significant estimates and assumptions include those used in investment valuation in absence of quoted market prices.

Security Valuation and Related Investment Income - Investments are made in the portfolios of the Separate Account and are valued at the reported net asset values of such portfolios, which value their investment securities at fair value. Transactions are recorded on a trade date basis. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments are determined based on the average cost of investments sold.

The investments of the Separate Account and Companion Life Separate Account B are jointly held in accounts with the investment managers.

Contracts in Payout (Annuitization) period - Net assets allocated to contracts in the payout period are computed according to the 1983 Individual Annuitant Mortality Table. The assumed investment return is 4.0%. The mortality risk is fully borne by Companion and may result in additional amounts being transferred into the subaccounts of the Separate Account by Companion to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to Companion. These items are included in the adjustment to net assets allocated to contracts in payout year.

Federal Income Taxes - Companion is taxed as a life insurance company and includes in its results the taxable income or loss of the Separate Account subaccounts excluding those items which are specifically attributed to the contracts. No charge for federal income tax is being made to the Separate Account subaccounts. In the event of changes in the tax laws, charges may be made in the future.

As of December 31, 2025, there were no uncertain tax positions which management believes will materially change within the next twelve months.

Fair Value Measurements - Current fair value guidance requires financial instruments measured at fair value to be categorized into a three-level classification. The lowest level input that is significant to the fair value measurement of a financial instrument is used to categorize the instrument and reflects the judgment of management. The valuation criteria is summarized as follows:

Level 1 -	Inputs are unadjusted and represent quoted prices in active markets for identical assets at the measurement date.

Level 2 -	Inputs (other than quoted prices included in Level 1) are either directly or indirectly observable for the asset through correlation with market data at the measurement date.

Level 3 -

Inputs reflect management’s best estimate of what market participants would use in pricing the asset at the measurement date. Financial assets presented at fair value and categorized as Level 3 are generally those that are valued using unobservable inputs.

Each subaccount invests in shares of mutual funds, which calculate a daily net asset value based on the value of the underlying securities in the portfolio. As such, the investments held in the Separate Account were valued using Level 2 inputs as defined by the applicable fair value guidance.

Payments Received from Contract Owners - In the Statement of Operations and Changes in Net Assets, the line item “Payments received from contract owners” includes both deposits received from policyholders and the net gains and losses resulting from the timing of executed trades.

Segment Reporting - Each fund of the Separate Account constitutes a single operating segment and therefore, a single reportable segment because the chief operating decision maker (“CODM”) manages the activities of the Separate Account using information of each fund. The Separate Account is engaged in a single line of business as a registered unit investment trust. The Separate Account is a funding vehicle for individual variable annuity contracts with the assets owned by Companion to support the liabilities of the applicable insurance contracts. The subaccounts have identified the Chief Financial Officer of the sponsoring company as the CODM as the Separate Account does not have employees and is not a separate legal entity.

The CODM uses increase (decrease) in net assets from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the funds within the Separate Account. The Accounting policies used to measure profit and loss of the segments are the same as those described in the summary of significant accounting policies (included in this note). The measure of segment assets is reported on the statement of net assets as net assets. Refer to the Statements of Operations and Changes in Net Assets for each fund’s operating segment and related footnotes for significant principle expenses and the existing segment requirements as of December 31, 2024 and for the year ended December 31, 2025 and December 31, 2024. All assets and revenue is generated in the US and there is no customer greater than 10% of consolidated results for all periods presented.

Subsequent Events - Subsequent events have been evaluated through April 1, 2026, the date these financial statements were issued.

4.	ACCOUNT CHARGES

Mortality	& Expense Risk Charges:

Companion deducts a daily charge as compensation for the mortality and expense risks assumed by Companion. The annual rate is a percentage of the net asset value of each subaccount based on the following products:

Series I 1.25%	Series V 1.00%

These charges are assessed through reduction of unit values. Companion guarantees that the mortality and expense charge will not increase above these levels.

Administrative	Charges:

Companion deducts a daily administrative expense charge from the net assets of the subaccounts of the Separate Account. The annual rate is a percentage of the net asset value of each subaccount based on the following products:

Series I 0.15%	Series V 0.20%

These charges are assessed through reduction of unit values. Companion guarantees that the daily administrative expense charge will not increase.

Contract	Maintenance Charges:

Withdrawal Charge - Companion may deduct a withdrawal charge, expressed as a percentage of accumulation value surrendered or withdrawn. The withdrawal charge percentage varies depending upon the number of years elapsed since the date the purchase payment was made. The amount of the withdrawal requested plus the withdrawal charge is deducted from the accumulation value on the date the request is received as a redemption of units. Withdrawal charges are applied as a percentage of the requested withdrawal and range from 0% - 7%.

Transfer Fees - A transfer fee of $10 may be imposed for any non-systematic transfer in excess of twelve per contract year. The transfer fee is deducted from the amount transferred on the transfer date as a redemption of units.

Contract Fee - There is an annual contract fee of $30 that is deducted from the accumulated value on the last valuation date of each contract year or at complete surrender. The annual contract fee is waived if the accumulated value is greater than $50,000 on the last valuation date of the applicable contract year. This charge is assessed through the redemption of units. Companion guarantees that the annual contract fee will not increase.

5.	PURCHASES AND SALES OF INVESTMENTS

The aggregate cost of net daily purchases and proceeds from net daily sales of investments for the year ended December 31, 2025 were as follows:

	Purchases	Sales
Alger
American Growth	$975	$9,100
American Small Capitalization	2,243	3,593

Federated
Government Money Fund II	4,801	7,331
Fund for U.S. Government Securities II	2,555	2,623

Fidelity
VIP Asset Manager: Growth	135	11,252
VIP Contrafund	—	17,998
VIP Equity Income	91	13,460
VIP Growth	—	2,001
VIP Index 500	306	6,647

MFS
Core Equity Portfolio	956	3,147
Emerging Growth Series	1,217	7,101
High Yield Series	67	3,317
Research Series	515	7,357
Income Series II	1,627	2,487

Pioneer
Equity Income VCT	—	119
Fund VCT	—	307
Mid Cap Value VCT	3,695	2,802

DWS
International	41	5,734
Money Market	1	107
Small Cap Index VIP	—	82

T. Rowe Price
Equity Income	2,955	32,050
International Stock	2,457	8,918
Limited-Term Bond	1,260	1,624
New America Growth	510	13,089
Moderate Allocation	790	16,354

Morgan Stanley
VIF Emerging Markets Equity	174	2,839

6.	ADMINISTRATION OF THE SEPARATE ACCOUNT

Companion has an administrative services agreement with Security Benefit Life Insurance Company (“Security Benefit”), whose affiliate Zinnia Corporate Holdings, LLC (“Zinnia”) performs administrative functions on behalf of Companion with respect to the contracts comprising the Separate Account.

7.	REINSURANCE ARRANGEMENTS

Companion has a reinsurance agreement to cede to Security Benefit, on a modified coinsurance basis, certain Companion rights, liabilities and obligations in the Separate Account. The ceding of this business does not discharge Companion from its primary legal liability to a contract owner.

8.	FINANCIAL HIGHLIGHTS

A summary of units, unit values, and net assets at December 31 and investment income ratio, expense ratio and total return for the years ended December 31 follows:

	At December 31				For the years ended December 31****
	Units	Unit Value lowest to highest		Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**		Total Return lowest to highest***
Alger
American Growth - 2025	1,214	164.44 to	164.44	199,630	0.00%	1.20% to	1.20%	28.71% to	28.71%
American Growth - 2024	1,253	127.76 to	127.76	160,114	0.00%	1.20% to	1.20%	41.16% to	41.16%
American Growth - 2023	1,351	90.51 to	90.51	122,310	0.00%	1.20% to	1.20%	31.10% to	31.10%
American Growth - 2022	1,442	69.04 to	69.04	99,552	0.00%	1.20% to	1.20%	-39.39% to	-39.39%
American Growth - 2021	1,542	113.91 to	113.91	175,610	0.00%	1.20% to	1.20%	10.50% to	10.50%

American Small Capitalization - 2025	1,255	53.88 to	53.88	67,603	0.00%	1.20% to	1.20%	4.65% to	4.65%
American Small Capitalization - 2024	1,260	51.49 to	51.49	64,894	0.39%	1.20% to	1.20%	6.83% to	6.83%
American Small Capitalization - 2023	1,298	48.20 to	48.20	62,542	0.00%	1.20% to	1.20%	15.09% to	15.09%
American Small Capitalization - 2022	1,371	41.88 to	41.88	57,425	0.00%	1.20% to	1.20%	-38.75% to	-38.75%
American Small Capitalization - 2021	1,380	68.38 to	68.38	94,333	0.00%	1.20% to	1.20%	-7.18% to	-7.18%

Federated
Government Money Fund II - 2025	102,036	1.34 to	1.34	136,481	3.63%	1.20% to	1.20%	2.11% to	2.11%
Government Money Fund II - 2024	102,754	1.31 to	1.31	134,100	4.55%	1.20% to	1.20%	3.97% to	3.97%
Government Money Fund II - 2023	89,838	1.26 to	1.26	113,376	4.45%	1.20% to	1.20%	3.28% to	3.28%
Government Money Fund II - 2022	16,326	1.22 to	1.22	19,949	1.11%	1.20% to	1.20%	0.00% to	0.00%
Government Money Fund II - 2021	18,885	1.22 to	1.22	23,088	0.00%	1.20% to	1.20%	-1.61% to	-1.61%

Fund for U.S. Government Securities II - 2025	3,422	19.89 to	19.89	68,057	3.82%	1.20% to	1.20%	5.52% to	5.52%
Fund for U.S. Government Securities II - 2024	3,385	18.85 to	18.85	63,797	3.65%	1.20% to	1.20%	-0.63% to	-0.63%
Fund for U.S. Government Securities II - 2023	3,774	18.97 to	18.97	71,591	2.31%	1.20% to	1.20%	2.93% to	2.93%
Fund for U.S. Government Securities II - 2022	4,101	18.43 to	18.43	75,569	1.87%	1.20% to	1.20%	-13.60% to	-13.60%
Fund for U.S. Government Securities II - 2021	4,503	21.33 to	21.33	96,032	2.03%	1.20% to	1.20%	-3.22% to	-3.22%

Fidelity
VIP Asset Manager: Growth - 2025	2,146	61.54 to	61.54	132,050	1.80%	1.20% to	1.20%	16.84% to	16.84%
VIP Asset Manager: Growth - 2024	2,310	52.67 to	52.67	121,657	1.73%	1.20% to	1.20%	9.46% to	9.46%
VIP Asset Manager: Growth - 2023	2,619	48.12 to	48.12	126,027	1.78%	1.20% to	1.20%	14.98% to	14.98%
VIP Asset Manager: Growth - 2022	2,783	41.85 to	41.85	116,446	1.68%	1.20% to	1.20%	-17.88% to	-17.88%
VIP Asset Manager: Growth - 2021	3,031	50.96 to	50.96	154,474	1.39%	1.20% to	1.20%	12.59% to	12.59%

VIP Contrafund - 2025	955	223.56 to	223.56	213,554	0.14%	1.20% to	1.20%	20.02% to	20.02%
VIP Contrafund - 2024	1,029	186.26 to	186.26	191,710	0.21%	1.20% to	1.20%	32.18% to	32.18%
VIP Contrafund - 2023	1,590	140.91 to	140.91	224,076	0.50%	1.20% to	1.20%	31.85% to	31.85%
VIP Contrafund - 2022	1,606	106.87 to	106.87	171,635	0.47%	1.20% to	1.20%	-27.20% to	-27.20%
VIP Contrafund - 2021	1,626	146.79 to	146.79	238,689	0.06%	1.20% to	1.20%	26.30% to	26.30%

VIP Equity Income - 2025	1,789	92.06 to	92.06	164,705	1.77%	1.20% to	1.20%	17.60% to	17.60%
VIP Equity Income - 2024	1,928	78.28 to	78.28	150,935	1.82%	1.20% to	1.20%	13.94% to	13.94%
VIP Equity Income - 2023	2,558	68.70 to	68.70	175,733	2.42%	1.20% to	1.20%	9.33% to	9.33%
VIP Equity Income - 2022	5,273	62.84 to	62.84	331,309	1.86%	1.20% to	1.20%	-6.08% to	-6.08%
VIP Equity Income - 2021	5,747	66.91 to	66.91	384,542	1.94%	1.20% to	1.20%	23.38% to	23.38%

VIP Growth - January 1, 2025 to September 29, 2025	—	194.79 to	194.79	—	0.00%	1.40% to	1.40%	12.45% to	12.45%
VIP Growth - 2024	10	173.23 to	173.23	1,767	0.00%	1.40% to	1.40%	28.56% to	28.56%
VIP Growth - 2023	10	134.75 to	134.75	1,392	0.01%	1.40% to	1.40%	34.33% to	34.33%
VIP Growth - 2022	601	100.31 to	100.31	60,317	0.58%	1.40% to	1.40%	-25.51% to	-25.51%
VIP Growth - 2021	623	134.66 to	134.66	83,818	0.00%	1.40% to	1.40%	21.49% to	21.49%

VIP Index 500 - 2025	1,082	98.42 to	98.42	106,516	1.13%	1.20% to	1.40%	16.36% to	-31.17%
VIP Index 500 - 2024	1,138	84.58 to	142.99	96,211	1.28%	1.20% to	1.40%	23.38% to	108.59%
VIP Index 500 - 2023	1,286	68.55 to	68.55	88,158	1.22%	1.20% to	1.40%	24.70% to	-26.54%
VIP Index 500 - 2022	2,042	54.97 to	93.32	134,317	1.33%	1.20% to	1.40%	-19.35% to	-19.20%
VIP Index 500 - 2021	3,044	68.03 to	115.71	235,501	1.26%	1.20% to	1.40%	26.78% to	27.04%

MFS
Core Equity Portfolio - 2025	1,024	93.47 to	93.47	95,755	0.46%	1.20% to	1.20%	11.16% to	11.16%
Core Equity Portfolio - 2024	1,036	84.09 to	84.09	87,111	0.59%	1.20% to	1.20%	18.65% to	18.65%
Core Equity Portfolio - 2023	1,159	70.87 to	70.87	82,165	0.50%	1.20% to	1.20%	21.69% to	21.69%
Core Equity Portfolio - 2022	1,308	58.24 to	58.24	76,172	0.33%	1.20% to	1.20%	-18.26% to	-18.26%
Core Equity Portfolio - 2021	2,276	71.25 to	71.25	162,164	0.44%	1.20% to	1.20%	23.81% to	23.81%

	At December 31				For the years ended December 31****
	Units	Unit Value lowest to highest		Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**		Total Return lowest to highest***
MFS (cont’d)
Emerging Growth Series - 2025	997	162.27 to	162.27	$161,837	0.00%	1.20% to	1.20%	10.85% to	10.85%
Emerging Growth Series - 2024	1,022	146.39 to	146.39	149,605	0.00%	1.20% to	1.20%	29.88% to	29.88%
Emerging Growth Series - 2023	1,054	112.71 to	112.71	118,810	0.00%	1.20% to	1.20%	34.24% to	34.24%
Emerging Growth Series - 2022	1,095	83.96 to	83.96	91,902	0.00%	1.20% to	1.20%	-32.45% to	-32.45%
Emerging Growth Series - 2021	1,142	124.30 to	124.30	141,989	0.00%	1.20% to	1.20%	22.05% to	22.05%

High Yield Series - 2025	542	36.44 to	36.44	19,739	7.07%	1.20% to	1.20%	7.34% to	7.34%
High Yield Series - 2024	626	33.95 to	33.95	21,245	5.78%	1.20% to	1.20%	5.63% to	5.63%
High Yield Series - 2023	725	32.14 to	32.14	23,289	5.78%	1.20% to	1.20%	11.06% to	11.06%
High Yield Series - 2022	751	28.94 to	28.94	21,729	5.40%	1.20% to	1.20%	-11.58% to	-11.58%
High Yield Series - 2021	775	32.73 to	32.73	25,361	5.00%	1.20% to	1.20%	2.25% to	2.25%

Research Series - 2025	696	106.20 to	106.20	73,954	0.97%	1.20% to	1.20%	11.50% to	11.50%
Research Series - 2024	754	95.24 to	95.24	71,818	0.58%	1.20% to	1.20%	17.44% to	17.44%
Research Series - 2023	878	81.10 to	81.10	71,165	0.49%	1.20% to	1.20%	20.95% to	20.95%
Research Series - 2022	979	67.05 to	67.05	65,661	0.45%	1.20% to	1.20%	-18.20% to	-18.20%
Research Series - 2021	1,093	81.97 to	81.97	89,578	0.56%	1.20% to	1.20%	23.32% to	23.32%

Income Series II - 2025	1,676	25.18 to	25.18	42,199	4.24%	1.20% to	1.20%	6.02% to	6.02%
Income Series II - 2024	1,691	23.75 to	23.75	40,158	3.74%	1.20% to	1.20%	2.02% to	2.02%
Income Series II - 2023	1,858	23.28 to	23.28	43,260	3.43%	1.20% to	1.20%	6.30% to	6.30%
Income Series II - 2022	1,899	21.90 to	21.90	41,575	3.29%	1.20% to	1.20%	-14.72% to	-14.72%
Income Series II - 2021	2,110	25.68 to	25.68	54,194	3.26%	1.20% to	1.20%	-0.73% to	-0.73%

Pioneer
Equity Income VCT - 2025	214	46.58 to	46.58	9,951	1.98%	1.20% to	1.20%	9.81% to	9.81%
Equity Income VCT - 2024	214	42.42 to	42.42	9,069	1.97%	1.20% to	1.20%	9.61% to	9.61%
Equity Income VCT - 2023	214	38.70 to	38.70	8,278	1.63%	1.20% to	1.20%	5.91% to	5.91%
Equity Income VCT - 2022	214	36.54 to	36.54	7,825	1.50%	1.20% to	1.20%	-9.06% to	-9.06%
Equity Income VCT - 2021	214	40.18 to	40.18	8,611	1.25%	1.20% to	1.20%	23.86% to	23.86%

Fund VCT - 2025	56	56.44 to	56.44	3,161	0.20%	1.20% to	1.20%	21.59% to	21.59%
Fund VCT - 2024	61	46.42 to	46.42	2,854	0.44%	1.20% to	1.20%	20.85% to	20.85%
Fund VCT - 2023	67	38.41 to	38.41	2,582	0.58%	1.20% to	1.20%	27.06% to	27.06%
Fund VCT - 2022	73	30.23 to	30.23	2,213	0.39%	1.20% to	1.20%	-20.66% to	-20.66%
Fund VCT - 2021	78	38.10 to	38.10	2,968	0.11%	1.20% to	1.20%	26.12% to	26.12%

Mid Cap Value VCT - 2025	1,073	77.03 to	77.03	82,617	2.07%	1.20% to	1.20%	9.86% to	9.86%
Mid Cap Value VCT - 2024	1,045	70.12 to	70.12	73,247	1.96%	1.20% to	1.20%	9.60% to	9.60%
Mid Cap Value VCT - 2023	1,147	63.98 to	63.98	73,405	1.85%	1.20% to	1.20%	11.11% to	11.11%
Mid Cap Value VCT - 2022	1,173	57.58 to	57.58	67,547	2.49%	1.20% to	1.20%	-6.77% to	-6.77%
Mid Cap Value VCT - 2021	2,415	61.76 to	61.76	149,175	0.95%	1.20% to	1.20%	28.11% to	28.11%

Real Estate Shares VCT - 2025	—	— to	—	—	0.00%	0.00% to	0.00%	0.00% to	0.00%
Real Estate Shares VCT - 2024	—	— to	—	—	0.00%	0.00% to	0.00%	0.00% to	0.00%
Real Estate Shares VCT - 2023 - January 1, 2023 to April 28, 2023	—	51.29 to	51.29	—	1.32%	1.20% to	1.20%	-1.40% to	-1.40%
Real Estate Shares VCT - 2022	539	52.02 to	52.02	28,041	1.89%	1.20% to	1.20%	-31.67% to	-31.67%
Real Estate Shares VCT - 2021	563	76.13 to	76.13	42,866	1.07%	1.20% to	1.20%	39.36% to	39.36%

DWS
Bond - 2025	—	— to	—	—	0.00%	0.00% to	0.00%	0.00% to	0.00%
Bond - 2024	—	— to	—	—	0.00%	0.00% to	0.00%	0.00% to	0.00%
Bond - 2023	—	— to	—	—	0.00%	0.00% to	0.00%	0.00% to	0.00%
Bond - 2022	—	— to	—	—	0.00%	0.00% to	0.00%	0.00% to	0.00%
Bond - 2021 - January 1, 2021 to October 28, 2021	—	22.51 to	22.51	—	4.09%	1.40% to	1.40%	-1.44% to	-1.44%

Global Opportunities - 2025	—	— to	—	—	0.00%	0.00% to	0.00%	0.00% to	0.00%
Global Opportunities - January 1, 2024 to June 17,2024	—	48.81 to	48.81	—	2.22%	1.20% to	1.20%	-0.87% to	-0.87%
Global Opportunities - 2023	62	49.24 to	49.24	3,059	0.62%	1.20% to	1.20%	22.73% to	22.73%
Global Opportunities - 2022	76	40.12 to	40.12	3,065	0.22%	1.20% to	1.20%	-25.14% to	-25.14%
Global Opportunities - 2021	76	53.59 to	53.59	4,074	0.08%	1.20% to	1.20%	13.27% to	13.27%

Core Equity VIP - 2025	—	— to	—	—	0.00%	0.00% to	0.00%	0.00% to	0.00%
Core Equity VIP - January 1, 2024 to June 17,2024	—	55.49 to	55.49	—	1.08%	1.20% to	1.20%	14.01% to	14.01%
Core Equity VIP - 2023	282	48.67 to	48.67	13,747	0.56%	1.20% to	1.20%	23.65% to	23.65%
Core Equity VIP - 2022	409	39.36 to	39.36	16,094	0.44%	1.20% to	1.20%	-16.72% to	-16.72%
Core Equity VIP - 2021	474	47.26 to	47.26	22,407	0.37%	1.20% to	1.20%	23.43% to	23.43%

International - 2025	1,337	29.59 to	29.59	39,547	2.75%	1.20% to	1.20%	43.15% to	43.15%
International - 2024	1,543	20.67 to	20.67	31,891	3.49%	1.20% to	1.20%	1.22% to	1.22%
International - 2023	1,813	20.42 to	20.42	37,011	3.07%	1.20% to	1.20%	17.56% to	17.56%
International - 2022	2,162	17.37 to	17.37	37,559	3.04%	1.20% to	1.20%	-14.26% to	-14.26%
International - 2021	2,362	20.26 to	20.26	47,843	2.47%	1.20% to	1.20%	7.94% to	7.94%

	At December 31				For the years ended December 31****
	Units	Unit Value lowest to highest		Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**		Total Return lowest to highest***
DWS (cont’d)
Money Market - 2025	5,388	1.35 to	1.35	$7,272	3.90%	1.40% to	1.40%	2.43% to	2.43%
Money Market - 2024	5,392	1.32 to	1.32	7,098	4.81%	1.40% to	1.40%	3.13% to	3.13%
Money Market - 2023	5,396	1.28 to	1.28	6,866	4.62%	1.40% to	1.40%	4.07% to	4.07%
Money Market - 2022	5,401	1.23 to	1.23	6,655	1.11%	1.40% to	1.40%	-0.81% to	-0.81%
Money Market - 2021 - October 28, 2021 to December 31, 2021	5,407	1.24 to	1.24	6,682	0.00%	1.40% to	1.40%	0.00% to	0.00%

Small Cap Index VIP - 2025	163	45.68 to	45.68	7,468	1.28%	1.20% to	1.20%	11.29% to	11.29%
Small Cap Index VIP - 2024	163	41.05 to	41.05	6,711	1.15%	1.20% to	1.20%	9.82% to	9.82%
Small Cap Index VIP - 2023	163	37.38 to	37.38	6,111	1.07%	1.20% to	1.20%	15.37% to	15.37%
Small Cap Index VIP - 2022	163	32.40 to	32.40	5,297	0.86%	1.20% to	1.20%	-21.59% to	-21.59%
Small Cap Index VIP - 2021	163	41.32 to	41.32	6,755	0.88%	1.20% to	1.20%	13.11% to	13.11%

T. Rowe Price
Equity Income - 2025	4,883	97.99 to	97.99	478,544	1.63%	1.20% to	1.40%	12.99% to	2.11%
Equity Income - 2024	5,137	86.73 to	95.97	445,628	1.87%	1.20% to	1.40%	10.36% to	10.13%
Equity Income - 2023	5,468	78.59 to	87.14	429,857	2.09%	1.20% to	1.40%	8.24% to	8.01%
Equity Income - 2022	8,104	72.61 to	80.68	593,151	1.85%	1.20% to	1.40%	-4.69% to	-4.50%
Equity Income - 2021	9,478	76.03 to	84.65	725,877	1.63%	1.20% to	1.40%	23.79% to	24.05%

International Stock - 2025	4,398	33.35 to	33.35	146,661	1.99%	1.20% to	1.20%	21.21% to	17.00%
International Stock - 2024	4,550	27.51 to	28.50	129,682	0.91%	1.20% to	1.20%	-1.54% to	2.00%
International Stock - 2023	5,286	27.94 to	27.94	147,691	0.98%	1.20% to	1.20%	14.84% to	14.84%
International Stock - 2022	5,723	24.33 to	24.33	139,235	0.68%	1.20% to	1.20%	-16.82% to	-16.82%
International Stock - 2021	7,775	29.25 to	29.25	227,398	0.61%	1.20% to	1.20%	0.10% to	0.10%

Limited-Term Bond - 2025	1,653	19.05 to	19.05	31,489	4.26%	1.20% to	1.20%	4.46% to	4.28%
Limited-Term Bond - 2024	1,653	18.24 to	18.27	30,150	4.09%	1.20% to	1.20%	3.70% to	3.87%
Limited-Term Bond - 2023	2,364	17.59 to	17.59	41,582	3.06%	1.20% to	1.20%	3.65% to	3.65%
Limited-Term Bond - 2022	2,919	16.97 to	16.97	49,524	1.89%	1.20% to	1.20%	-5.62% to	-5.62%
Limited-Term Bond - 2021	3,390	17.98 to	17.98	60,969	1.37%	1.20% to	1.20%	-1.10% to	-1.10%

New America Growth - 2025	1,063	184.99 to	199.29	199,362	0.00%	1.20% to	1.40%	14.91% to	14.68%
New America Growth - 2024	1,120	160.98 to	173.78	182,788	0.07%	1.20% to	1.40%	23.64% to	23.40%
New America Growth - 2023	1,237	130.20 to	140.83	163,199	0.21%	1.20% to	1.40%	27.43% to	27.16%
New America Growth - 2022	1,844	102.17 to	110.75	194,715	0.00%	1.20% to	1.40%	-22.61% to	-22.45%
New America Growth - 2021	1,932	131.75 to	143.10	263,067	0.00%	1.20% to	1.40%	19.11% to	19.35%

Moderate Allocation - 2025	2,642	71.55 to	71.55	189,075	2.24%	1.20% to	1.20%	13.13% to	13.13%
Moderate Allocation - 2024	2,841	63.25 to	63.25	179,716	2.28%	1.20% to	1.20%	8.73% to	8.73%
Moderate Allocation - 2023	3,235	58.17 to	58.17	188,196	2.33%	1.20% to	1.20%	13.97% to	13.97%
Moderate Allocation - 2022	4,191	51.04 to	51.04	213,916	1.46%	1.20% to	1.20%	-19.29% to	-19.29%
Moderate Allocation - 2021	4,666	63.24 to	63.24	295,048	1.03%	1.20% to	1.20%	8.75% to	8.75%

Morgan Stanley
VIF Emerging Markets Equity - 2025	797	35.65 to	35.65	28,428	0.40%	1.20% to	1.20%	31.40% to	31.40%
VIF Emerging Markets Equity - 2024	871	27.13 to	27.13	23,629	1.38%	1.20% to	1.20%	6.52% to	6.52%
VIF Emerging Markets Equity - 2023	860	25.47 to	25.47	21,900	1.55%	1.20% to	1.20%	10.59% to	10.59%
VIF Emerging Markets Equity - 2022	846	23.03 to	23.03	19,472	0.52%	1.20% to	1.20%	-25.97% to	-25.97%
VIF Emerging Markets Equity - 2021	1,353	31.11 to	31.11	42,079	0.82%	1.20% to	1.20%	1.77% to	1.77%

VIF Core Plus Fixed Income - 2025	—	— to	—	—	0.00%	0.00% to	0.00%	0.00% to	0.00%
VIF Core Plus Fixed Income - 2024	—	— to	—	—	0.00%	0.00% to	0.00%	0.00% to	0.00%
VIF Core Plus Fixed Income - 2023 - January 1, 2023 to July 28, 2023	—	18.98 to	18.98	—	8.65%	1.20% to	1.20%	1.93% to	1.93%
VIF Core Plus Fixed Income - 2022	4,006	18.62 to	18.62	74,585	4.78%	1.20% to	1.20%	-15.36% to	-15.36%
VIF Core Plus Fixed Income - 2021	6,740	22.00 to	22.00	148,251	4.10%	1.20% to	1.20%	-1.48% to	-1.48%

*

These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the distribution of dividends by the underlying portfolio in which the subaccount invests.

**

These ratios represent the annualized contract expenses of the Separate Account for each year indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.

***

These ratios represent the total return for the period indicated, including changes in the value of the underlying portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each year indicated or from the effective date through the end of the reporting year or liquidation date.

****	Funds listed with date ranges represent partial year investments in funds. Unit values displayed represent unit value at disposition value.